12. FINANCIAL ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets And Liabilities Abstract
Allowance for the impairment of trade receivables, beginning	$ 68	$ 34	$ 26
Allowance for impairment	63	58	34
Utilizations	(7)	(13)	(10)
Reversal of unused amounts	(3)	(2)	(1)
Exchange differences on translation	(2)	(1)
Gain on monetary position, net	(28)	(8)	(15)
Reclasification to assets clasified as held for sales	(75)
Allowance for the impairment of trade receivables, ending	$ 16	$ 68	$ 34